Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Intangible Assets Net [Abstract]
Land use right, cost		$ 841,421
Customer relationship (Note 14)		8,149,366
Proprietary technology	1,900,000	1,900,000
Trademark		10,187
Software, cost		1,041,799
Total	1,900,000	11,942,773
Less: accumulated amortization	(221,667)	(2,496,518)
Intangible assets, net from discontinued operations (Note 15)		(7,577,922)
Intangible assets, net	$ 1,678,333	$ 1,868,333